PENSIONS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
PENSIONS

22.	PENSIONS

Defined contribution scheme
The Company operates a defined contribution scheme.  The pension cost for the period represents contributions payable by the Company to the scheme.  The charge to net income for the years ended December 31, 2011, 2010 and 2009 was $0.8 million, $0.5 million and $0.7 million, respectively.

In respect of its Norwegian employees of which there were 13 as of December 31, 2011, the Company is required by Norwegian law to contribute into a multi-employer early retirement plan for the private sector.  Accordingly, the Company as a participant in a multi-employer plan recognizes as net pension cost the required contribution for the period and recognizes as a liability any unpaid contributions required for the period.

Defined benefit schemes
The Company has two defined benefit pension plans both of which are closed to new entrants but which still cover certain employees of the Company. Benefits are based on the employee's years of service and compensation.  Net periodic pension plan costs are determined using the Projected Unit Credit Cost method.  The Company's plans are funded by the Company in conformity with the funding requirements of the applicable government regulations.  Plan assets consist of both fixed income and equity funds managed by professional fund managers.

The Company uses a measurement date of December 31 for its pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2011	2010	2009
Service cost	459	485	480
Interest cost	2,729	2,891	2,742
Expected return on plan assets	(1,168)	(1,197)	(1,130)
Recognized actuarial loss	985	954	718
Net periodic benefit cost	3,005	3,133	2,810

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ending December 31, 2012 is $1.3 million.

The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2011	2010
Reconciliation of benefit obligation:
Benefit obligation at January 1	51,056	51,233
Service cost	459	485
Interest cost	2,729	2,891
Actuarial loss	1,751	1,492
Foreign currency exchange rate changes	(114)	(358)
Benefit payments	(3,451)	(4,687)
Benefit obligation at December 31	52,430	51,056

The accumulated benefit obligation at December 31, 2011 and 2010 was $51.0 million and $49.5 million, respectively.

(in thousands of $)	2011	2010
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	17,605	18,644
Actual return on plan assets	(1,656)	1,508
Employer contributions	2,440	2,419
Foreign currency exchange rate changes	(92)	(279)
Benefit payments	(3,451)	(4,687)
Fair value of plan assets at December 31	14,846	17,605

(in thousands of $)	2011	2010
Projected benefit obligation	(52,430)	(51,056)
Fair value of plan assets	14,846	17,605
Funded status (1)	(37,584)	(33,451)

Employer contributions and benefits paid under the pension plans include $2.4 million paid from employer assets for each of the years ended December 31, 2011 and 2010.

(1) The Company's plans are composed of two plans that are both underfunded as at December 31, 2011 and 2010.

The details of these plans are as follows:

	December 31, 2011			December 31, 2010
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(9,839)	(42,591)	(52,430)	(10,083)	(40,973)	(51,056)
Fair value of plan assets	8,251	6,595	14,846	8,658	8,947	17,605
Funded status at end of year	(1,588)	(35,996)	(37,584)	(1,425)	(32,026)	(33,451)

The fair value of the Company's plan assets, by category, as of December 31, 2011 and 2010 were as follows:

(in thousands of $)	2011	2010
Equity securities	10,051	12,758
Debt securities	2,267	2,420
Cash	2,528	2,427
	14,846	17,605

The Company's plan assets are primarily invested in funds holding equity and debt securities, which are valued at quoted market price. These plan assets are classified within Level 1 of the fair value hierarchy.

The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2011	2010
Net actuarial loss	15,876	12,347

The actuarial loss recognized in the other comprehensive income is net of tax of $0.4 million for the year ending December 31, 2011 and $nil for the years ending December 31, 2010 and 2009.

The asset allocation for the Company's Marine scheme at December 31, 2011 and 2010, and the target allocation for 2012, by asset category are as follows:

Marine scheme	Target allocation 2012 (%)	2011 (%)	2010 (%)
Equity	30-65	30-65	30-65
Bonds	10-50	10-50	10-50
Other	20-40	20-40	20-40
Total	100	100	100

The asset allocation for the Company's UK scheme at December 31, 2011 and 2010, and the target allocation for 2012, by asset category are as follows:

UK scheme	Target allocation 2012 (%)	2011 (%)	2010 (%)
Equity	72.5	72.5	80
Bonds	22.5	22.5	20
Cash	5.0	5.0	—
Total	100	100	100

The Company's investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.

The Company is expected to make the following contributions to the schemes during the year ended December 31, 2012, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	617	1,800

The Company is expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2012	231	3,000
2013	231	3,000
2014	231	3,000
2015	231	3,000
2016	231	3,000
2017 - 2021	2,079	15,000

The weighted average assumptions used to determine the benefit obligation for the Company's plans at December 31 are as follows:

	2011	2010
Discount rate	4.70%	5.48%
Rate of compensation increase	2.52%	3.48%

The weighted average assumptions used to determine the net periodic benefit cost for the Company's plans for the year ended December 31 are as follows:

	2011	2010
Discount rate	4.70%	5.48%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.49%	3.48%

The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for the Company's plans for the years ending December 31, 2011 and 2010 is based on the weighted average of various returns on assets using the asset allocation as at the beginning of 2011 and 2010.  For equities and other asset classes, the Company has applied an equity risk premium over ten year governmental bonds.